Trade and Other Receivables (Details) - Schedule of Current Trade Receivables Not Denominated in the Functional Currency - MYR (RM)	Jun. 30, 2023	Dec. 31, 2022
United States of America, Dollars | Current Trade Receivables [Member]
Trade and Other Receivables (Details) - Schedule of Current Trade Receivables Not Denominated in the Functional Currency [Line Items]
Allowance account for credit losses of financial assets	RM 3,625,681	RM 3,205,795